ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Advance from end users	[1]	¥ 44,006	$ 6,400	¥ 35,888
Business tax and other taxes payable		4,276	623	4,118
Deferred government grant		3	0	2,807
Professional fees payable		8,160	1,187	12,039
Promotional events payables		8,290	1,206	7,753
Decoration payables		3,096	450	5,328
Unpaid consideration for business combination	[2]	0	0	54,550
Others		20,318	2,954	23,750
Accrued expenses and other current liabilities, Total		¥ 88,149	$ 12,820	¥ 146,233

[1]	Advance from end users represents payments received by the TMG in advance from the end users prior to the services to be provided.
[2]	Unpaid consideration for business combination represents the unpaid cash consideration and contingent consideration relating to the acquisition of Qufan as of December 31, 2017. On February 9, 2018, the Company announced that it has disposed of its 51% equity interest in Qufan for a total consideration of USD19.4 million (RMB122.0 million), which has been offset by the unpaid contingent consideration of RMB54.6 million as of the disposal date.